UNITED STATES                               OMB APPROVAL

        SECURITIES AND EXCHANGE COMMISSION            OMB Number: 3235-0456

                                                      Expires: August 31, 2000
               WASHINGTON, D.C. 20549                 Estimated average burden
                                                      hours per response...   1

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.


1.       Name and address of issuer:

             Baron Capital Funds Trust, a series fund (the "Trust")

             767 Fifth Avenue
             New York, NY 10153



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|



3.   Investment Company Act File Number:

             Securities Act File Number:   811-8505

             Securities Act File Number:   333-40839



4.(a)    Last day of fiscal year for which this notice is filed:

              December 31, 1999

4.(b)|_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4.(c)|_| Check box if this is the last time the issuer will be filing this Form.



5.       Calculation of registration fee:

    (i)      Aggregate sale price of securities sold
             during the fiscal year pursuant to
             section 24(f):                                                                  $ 31,134,617

    (ii)     Aggregate price of shares redeemed
             or repurchased during the fiscal year:               $ 5,182,007

    (iii)    Aggregate price of shares redeemed
             or repurchased during any prior fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to the
             Commission:                                          $         0

    (iv)     Total available redemption credits [add
             Items 5(ii) and 5(iii)]:                                                      - $  5,182,007
                                                                                          -----------------
    (v)      Net sales - - if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                                                $ 25,952,610

    (vi)     Redemption credits available for use in              $       (0)
             future years - - if Item 5(i) is less                ------------
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:

    (vii)    Multiplier for determining registration
             fee (See Instruction C.9):                                                     x    0.000264
                                                                                           ----------------
    (viii)   Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if no
             fee is due):                                                                   $    6,851.49
                                                                                               ==========

6.   Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.



7.   Interest  due - - if this Form is being  filed  more than 90 days after the
     end of the issuer's fiscal year (see Instruction D):                  + $ 0



8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                          = $ 6,851.49



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:

                |X|  Wire Transfer

                |_|  Mail or other means



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By: (Signature and Title)               /s/ Linda S. Martinson
                                        --------------------------
                                            Linda S.  Martinson
                                            Vice President and General Counsel

Date:    February 23, 2000